Income Taxes	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Income Taxes

12. Income Taxes

Prior to October 1, 2020, the Company, was treated as a flow through entity for U.S. federal income tax purposes and thus no federal income tax expense was recorded in our statements of income for periods prior to October 1, 2020. Our tax rate prior to October 1, 2020 was almost entirely the result of state income taxes. In connection with our IPO, as a result of the Reorganization Transactions (see Note 1) completed on October 1, 2020, as described further in the Prospectus, on and after October 1, 2020, the Company is treated as a U.S. corporation for U.S. federal, state, and local income tax purposes and accordingly, a provision for income taxes has been recorded for the anticipated tax consequences of our reported results of operations for federal, state and local income taxes since October 1, 2020.

As a result of the Reorganization Transactions, the Company recorded a net deferred tax liability position of $144.2 million, which consisted of the Company’s difference between the Company’s financial statement carrying value and the outside tax basis in its NAHC membership units, immediately following the completion of the Reorganization Transactions, measured at the enacted federal and state income tax rates. Additionally, $4.6 million in current tax liability was assumed by the Company as part of the Reorganization Transaction. The combined entry was recorded as a cumulative adjustment to additional paid-in capital for the year equal to $148.8 million, as reflected in the statement of stockholders’ equity.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the U.S. on March 27, 2020. We do not anticipate that the enactment of this legislation will significantly impact our full year effective tax rate in fiscal 2020.

The components of the income tax expense (benefit) are as follows (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Current tax expense:
Federal	$8,369	$—	$8,369	$—
State	2,168	575	3,656	2,135
Foreign	9	13	39	25

Total current tax expense	10,546	588	12,064	2,160

Deferred tax expense:
Federal	(10,024)	—	(10,024)	—
State	(1,715)	(59)	(1,715)	(223)
Foreign	—	(23)	—	(23)

Total deferred tax benefit	(11,739)	(82)	(11,739)	(246)

Total tax expense (benefit)	$(1,193)	$506	$325	$1,914

A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Federal income tax at the statutory rate	21.0%	21.0%	21.0%	21.0%
State income tax, net of federal benefit	0.8	1.8	0.9	1.8
Effect of pre-IPO pass-through income allocated to our members	(23.1)	(21.0)	(21.6)	(21.0)
Effect of permanent items	(0.7)	—	(0.2)	0.0
Other, including foreign	0.0	—	0.0	0.0

Effective income tax rate	(2.0)%	1.8%	0.1%	1.8%

The effective tax rate for the periods reflected is less than the U.S. federal tax rate on corporations primarily as a result of the Company’s status as a flow-through entity prior to October 1, 2020. The thirteen weeks and thirty-nine weeks ended October 31, 2020 includes one month of activity subject to U.S. federal and state income tax in addition to the historically reported Texas franchise tax as a result of the Reorganization Transactions. For complete annual periods on and after October 1, 2020, no portion of the Company’s income remains flow-through to the prior members of NAHC and our estimated statutory federal and state income tax rates are between 24% and 25% before adjustments for permanent differences, valuation allowances and uncertain tax positions.

Components of deferred tax assets and liabilities consist of the following:

	October 31, 2020	February 1, 2020	November 2, 2019
Deferred tax assets:
Other	$127	$220	$764

Total deferred tax assets	127	220	764

Deferred tax liabilities:
Investment in NAHC	(132,828)	—	—

Total deferred tax liabilities	(132,828)	—	—

Net deferred tax asset (liability)	$(132,701)	$220	$764

The Reorganization Transactions (see Note 1) resulted in our ownership of 100% of NAHC which continues to operate as a tax partnership. The deferred tax liability as of October 31, 2020 reflects the excess of financial statement carrying value over our tax basis in NAHC membership units measured using the federal income tax rate of 21% and our weighted average state income tax rate equal to approximately 3.8% net of federal tax benefit. For the periods ended February 1, 2020 and November 2, 2019, the net deferred tax asset is included in other noncurrent assets.

Management evaluates the realizability of deferred tax assets and the need for valuation allowances annually. As of October 31, 2020, based on current facts and circumstances, management believes that it is more likely than not the Company will realize benefit for its gross deferred tax assets.

As of October 31, 2020, we had no unrecognized tax benefits and we do not anticipate that unrecognized tax benefits will significantly increase or decrease over the next twelve months. The Company files a consolidated federal income tax return and files tax returns in various state and local jurisdictions. The statute of limitations is open for federal and state tax audits for the tax fiscal years ending 2018 through 2020, and 2017 through 2020, respectively.

New Academy Holding Company, LLC
Income Taxes
12.	Income Taxes

The income tax provision consists of the following (amounts in thousands) as of:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Current expense:
U.S. Federal	$—	$—	$—
U.S. State	2,501	2,412	2,580
Foreign	19	33	54

Total current expense	2,520	2,445	2,634

Deferred expense (benefit):
U.S. Federal	—	—	—
U.S. State	318	(514)	145
Foreign	(21)	20	2
Change in valuation allowance	—	—	—

Total deferred expense (benefit)	297	(494)	147

Income tax expense	$2,817	$1,951	$2,781

The provision for income taxes differs from the amounts computed by applying the federal statutory rate (dollar amounts in thousands) as follows:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Income before income taxes	$122,860	$23,393	$61,282
Tax at federal statutory rate (21% for 2019, 21% for 2018 and 33.8% for 2017)	25,801	4,913	20,731
Increase in tax expense resulting from:
State income tax	2,818	1,898	2,725
Foreign tax	(1)	53	56
Effect of rates due to pass through entities	(25,801)	(4,913)	(20,731)

Income tax expense	$2,817	$1,951	$2,781

Effective income tax rate	2.3%	8.3%	4.5%

Income tax expense is less than the federal statutory rate since the Company is a flow through entity for federal income tax purposes. As such, no federal income tax expense has been recorded in the consolidated statements of income. Our tax rate is almost entirely the result of state income taxes.

On December 22, 2017, the Tax Cuts and Jobs Act, or the Act, was signed into law. The Act decreased the U.S. corporate federal tax rate from 35% to 21% effective January 1, 2018. The Company did not have any impact on recorded deferred tax balances as the Company is a pass-through entity and only has deferred items related to state taxes.

The components that give rise to significant portions of the net deferred tax assets and liabilities are presented below (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Deferred tax assets:
Tax credits	$2,749	$2,741
Other	944	985

Total gross deferred tax assets	3,693	3,726

Deferred tax liabilities:
Intangibles and depreciation	2,760	2,767
Inventories and other	713	442

Total gross deferred tax liabilities	3,473	3,209

Net deferred tax asset	$220	$517

Management evaluates the realizability of the deferred tax assets and the need for additional valuation allowances annually. At February 1, 2020, based on current facts and circumstances, management believes that it is more likely than not that the Company will realize benefit for its gross deferred tax assets.

As of February 1, 2020, we had no unrecognized tax benefits and we do not anticipate that unrecognized tax benefits will significantly increase or decrease over the next 12 months. There are no tax returns that are currently under examination. Federal and state tax years that remain subject to examination are periods ended January 28, 2017 through February 1, 2020.